Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 1,882,987	$ 339,665
finished goods	29,070,596	31,270,212
Inventories	$ 30,953,583	$ 31,609,877